Leases (Tables)	12 Months Ended
Mar. 31, 2022
Tyme Technologies, Inc. and Subsidiaries [Member]
Leases [Line Items]
Schedule of Future Minimum Lease Payments under Non-Cancellable Operating Lease Agreements
As of March 31, 2022, the future minimum lease payments under non-cancellable
operating lease agreements for which the Company has recognized operating lease ROU assets and lease liabilities were as follows:

March 31, 2022
Fiscal year 2023	$39,240

Total remaining lease payments	39,240
Less: present value adjustment	(1,908)

Total operating lease liabilities	37,332
Less: current portion	37,332

Operating lease liabilities, net of current portion	$—